Shareholders’ Equity	6 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

Ordinary shares

Shares Issuances

On November 7, 2022, the Company entered into a securities purchase agreement with two institutional investors pursuant to which the Company agreed to sell up to 3,500,000 ordinary shares, par value $0.0002 per share, in a registered direct offering. On November 9, 2022, the Company closed the Offering for the sale of 1,000,000 ordinary shares. The Company received gross proceeds from the sale of the Shares of approximately $25,000,000, before deducting placement agent fees and other offering expenses. The Company has agreed to grant each purchaser, for a period of one ninety (90) days after the closing date, or for an additional thirty (30) days thereafter at the election of the Company, the right to purchase additional ordinary shares in an aggregate amount equal to up to 250% of the Shares issued or issuable to each purchaser pursuant to the Purchase Agreement, on the same terms, conditions and price at the purchase of the ordinary shares. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of March 31, 2026, all warrants have expired.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholder in Huadi Steel based on his proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. In August 2019, Wenzhou Hongshun acquired 99% equity percentage of Huadi Steel from the PRC Shareholders. As the result, Huadi Steel’s equity interest is 99% held by Wenzhou Hongshun and 1% held by Di Wang. The non-controlling interest in Huadi Steel was 1% as of both March 31, 2026 and September 30, 2025.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by WFOEs and Huadi Steel (collectively, the “Huadi PRC Subsidiaries”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Huadi PRC Subsidiaries.

Huadi PRC Subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their respective registered capital. In addition, Huadi PRC Subsidiaries may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Huadi PRC Subsidiaries may allocate a portion of their respective after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Huadi PRC Subsidiaries are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Huadi PRC Subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2026 and September 30, 2025, amounts restricted are the paid-in-capital and statutory reserve of Huadi PRC Subsidiaries as follows:

	March 31, 2026	September 30, 2025
Statutory reserves	$919,978	$919,978
Paid-in-capital	24,968,958	25,285,336
Total restricted net assets	$25,888,936	$26,205,314